ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
Other comprehensive loss, tax	$ 0	$ 0	$ 0